Loans Payable (Tables)	9 Months Ended
Dec. 31, 2024
Miscellaneous non-current liabilities [Abstract]
Schedule of continuity of loans payable [Table Text Block]
Boden
Balance, March 31, 2023	$13,078
Interest	397
Foreign exchange movement	(287)
Balance, March 31, 2024	13,188
Interest	328
Repayment	(1,354)
Foreign exchange movement	(450)
Balance, December 31, 2024	11,712
Less: Current portion	(2,792)
Non-current portion	$8,920